PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property Plant and Equipment (Details) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net [Abstract]
Construction In Process Of Production Infrastructure	$ 0	$ 94
Net Loss from sale of fixed asset	$ 5	$ 27	$ 0